Expense Example {- Fidelity Michigan Municipal Money Market Fund} - 12.31 Fidelity Michigan Municipal Funds Combo PRO-11 - Fidelity Michigan Municipal Money Market Fund - Fidelity Michigan Municipal Money Market Fund
Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689